Expense Example, No Redemption - PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND - Class C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,710